MUNDER ASSET ALLOCATION FUND—BALANCED

Class A, B, C, K, R & Y Shares

Supplement Dated August 28, 2007

To Prospectus Dated October 31, 2006

Investors are advised that the Fund has added international segments to its equity allocation, reducing the weights in the domestic equity segments and eliminating the real estate investment trust (REIT) and healthcare segments (although both REITs and healthcare stocks will continue to be held in the Fund).

Remi J. Browne and Daniel B. LeVan have been added to the Fund’s portfolio management team to manage the newly added international core equity and international small-cap equity segments for the Fund. Mr. Browne has primary responsibility for decisions regarding the international core equity segment and Mr. LeVan has primary responsibility for decisions regarding the international small-cap equity segment. Thomas R. Wald no longer serves as a member of the Fund’s portfolio management team.

Remi J. Browne, CFA, Managing Director—International Equity Team, has been a member of the Fund’s portfolio management team since August 2007. He is also lead manager of the Munder International Fund—Core Equity and a member of the portfolio management team for the Munder International Small-Mid Cap Fund, as well as lead manager of MCM’s international core equity discipline, a member of the team managing MCM’s international small-cap equity discipline, and lead analyst of the financials sector for MCM’s international team. Immediately before joining MCM in August 2007, Mr. Browne was a Senior Vice President and Portfolio Manager for The Boston Company Asset Management, where he led an international equity team for 11 years.

Daniel B. LeVan, CFA, Director—International Small-Cap Equity, has been a member of the Fund’s portfolio management team since August 2007. He is also lead manager of the Munder International Small-Mid Cap Fund and a member of the portfolio management team for the Munder International Fund—Core Equity, as well as lead manager of MCM’s international small-cap equity discipline, a member of the portfolio management team managing MCM’s international core equity discipline, and lead analyst of the health care and technology sectors for MCM’s international team. Immediately before joining MCM in August 2007, Mr. LeVan was a Senior Vice President and Portfolio Manager for The Boston Company Asset Management, where he was a member of its international equity team for 11 years and was lead portfolio manager for its international small-cap equity discipline.

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MUNDER INTERNATIONAL FUND—CORE EQUITY

Class A, C, Y & I Shares

Supplement Dated August 28, 2007

To Prospectus Dated August 15, 2007

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective October 31, 2007, investors are advised that the first paragraph under the heading “Principal Investment Strategies” on page 1 of the Prospectus is hereby deleted and replaced with the following:

The Fund pursues its goal by investing principally in securities of companies in countries represented in the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index.

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. This investment strategy may not be changed without 60 days’ prior notice to shareholders.

These changes are not intended to reflect a change in the way in which the Fund is being managed.

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MUNDER TECHNOLOGY FUND

Class A, B, C & Y Shares

Supplement Dated August 28, 2007

To Prospectus Dated October 31, 2006

Effective August 31, 2007, the Fund will be classified as a diversified management investment company under the Investment Company Act of 1940, as amended. All references in the Prospectus to the Technology Fund as “non-diversified” are hereby deleted.

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The Munder Funds

Supplement Dated August 28, 2007, to the

Statement of Additional Information (“SAI”)

dated October 31, 2006 amended and restated as of June 27, 2007

Munder Technology Fund

Effective August 31, 2007, the Fund will be classified as a diversified management investment company under the Investment Company Act of 1940, as amended. All references in the SAI to the Technology Fund as “non-diversified” are hereby deleted, and:

1. The third sentence of the first paragraph of the section entitled “Fund History and General Information” on page 3 of the SAI is hereby deleted in its entirety and replaced with the following:

Each of the Funds is a diversified mutual fund, except the International Bond Fund.

2. The seventh paragraph under the section entitled “Investment Policies” which begins on page 45 of the SAI is hereby deleted in its entirety and replaced with the following:

7. Shall be a “diversified company” as that term is defined in the 1940 Act (except for the International Bond Fund), and as interpreted or modified by regulatory authority having jurisdiction, from time to time. The International Bond Fund shall be a “non-diversified company” as that term is defined in the 1940 Act; and

Munder Asset Allocation Fund – Balanced

Under the heading “INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS - Portfolio Management Teams”, which begins on page 64 of the SAI, the table is hereby supplemented with the following:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed ($millions)	Pooled Investment Vehicle Accounts	Assets Managed ($millions)	Other Accounts	Assets Managed ($millions)	Total Assets Managed* ($millions)
Remi J. Browne***	1	11.3	0	0	0	0	11.3
Daniel B. LeVan***	1	11.3	0	0	0	0	11.3

***	As of August 13, 2007.

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